CURRENT AND DEFERRED INCOME TAXES (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of income tax [Line Items]
Tax expense (income)	$ 736	$ 0
Canadian [Member] | Expire between years 2027 and 2044 [Member]
Disclosure of income tax [Line Items]
Tax losses			$ 122.3	$ 85,000
U.S. [Member]
Disclosure of income tax [Line Items]
Tax losses				7,200
U.S. [Member] | Expire In 2037 [Member]
Disclosure of income tax [Line Items]
Tax losses				900
U.S. [Member] | No Expiration [Member]
Disclosure of income tax [Line Items]
Tax losses				$ 55,700